CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 7,499	$ 5,315
Ordinary shares, authorized	125,000,000	125,000,000
Ordinary shares, issued	72,323,566	71,160,289
Ordinary shares, outstanding	59,988,783	59,526,506
Treasury shares	12,334,783	11,633,783